Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts receivable	$ 903	$ 1,275
Less: Allowance for doubtful accounts	(32)	(29)
Accounts receivable - net	$ 871	$ 1,246